SUBSEQUENT EVENT	12 Months Ended
Jul. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 8	SUBSEQUENT EVENT
  On September 17, 2015, the Company issued 100,000 shares of common stock for $10,000 ($0.10/share).